Subsidiaries - Summary of Subsidiaries Included in Consolidated Financial Statements (Detail) (Parenthetical) - USD ($)			12 Months Ended
	Apr. 28, 2021	Oct. 15, 2019	Dec. 31, 2021	Mar. 23, 2021	Oct. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Gain on dilution of subsidiary			$ 2,307,735
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture		55.00%
Gain on dilution of subsidiary			2,307,735
Reclassification of capital reserve			1,376,349
Non-controlling interests derecognised due to gain on dilution of subsidiary			$ 31,717
Percentage of the fair value of net identifiable assets			35.00%
Jaguahr Therapeutics Pte. Ltd | Bottom of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture	35.00%
Jaguahr Therapeutics Pte. Ltd | Top of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture	55.00%
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Investments in joint ventures		$ 5,000,000.0
Number of shares issued	80,000			80,000
Value of right held by non-controlling interests			$ 0
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member] | First Tranche [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Loans and receivables					$ 2,500,000
Jaguahr Therapeutics Pte. Ltd | Bukwang [Member] | Second Tranche [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Loans and receivables	$ 2,500,000			$ 2,500,000